Financing Receivables (Allowance for Credit Losses and Financing Receivables) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Allowance for credit losses	¥ 51,025
Collectively evaluated for impairment	30,684
Individually evaluated for impairment	20,341
Financing receivable	1,030,980
Collectively evaluated for impairment	1,002,339
Individually evaluated for impairment	28,641
Installment Sales Receivable [Member]
Allowance for credit losses	7,593
Collectively evaluated for impairment	5,204
Individually evaluated for impairment	2,389
Financing receivable	330,331
Collectively evaluated for impairment	327,444
Individually evaluated for impairment	2,887
Lease Receivable [Member]
Allowance for credit losses	26,391
Collectively evaluated for impairment	14,916
Individually evaluated for impairment	11,475
Financing receivable	439,326
Collectively evaluated for impairment	424,480
Individually evaluated for impairment	14,846
Loans Receivable [Member]
Allowance for credit losses	12,091
Collectively evaluated for impairment	5,684
Individually evaluated for impairment	6,407
Financing receivable	68,085
Collectively evaluated for impairment	57,613
Individually evaluated for impairment	10,472
Credit Receivable [Member]
Allowance for credit losses	4,877
Collectively evaluated for impairment	4,877
Individually evaluated for impairment
Financing receivable	191,919
Collectively evaluated for impairment	191,919
Individually evaluated for impairment
Other Receivable [Member]
Allowance for credit losses	73
Collectively evaluated for impairment	3
Individually evaluated for impairment	70
Financing receivable	1,319
Collectively evaluated for impairment	883
Individually evaluated for impairment	¥ 436